Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue
Revenue	$ 343,638	$ 343,578	$ 808,539	$ 820,803
Fuel, power and water purchased	68,099	76,127	195,200	233,654
Net revenue	275,539	267,451	613,339	587,149
Operating expenses	121,462	120,187	249,358	240,300
Administrative expenses	19,361	13,524	35,033	26,642
Depreciation and amortization	75,667	69,813	154,547	140,860
Gain (loss) on foreign exchange	(24)	1,467	(4,694)	934
Operating income	59,073	62,460	179,095	178,413
Interest expense	(44,818)	(45,840)	(91,066)	(88,461)
Income from long-term investments	334,809	160,662	172,148	180,134
Other	(29,168)	(9,141)	(33,357)	(13,194)
Earnings before income taxes	319,896	168,141	226,820	256,892
Property, plant and equipment	7,142,863		7,142,863		$ 7,231,664
Investments carried at fair value	1,417,524		1,417,524		1,294,147
Equity-method investees	119,798		119,798		83,497
Total assets	11,188,028		11,188,028		10,911,470
Capital expenditures	186,407	105,664	342,309	213,050
Revenue related to net hedging gains, not recognized as revenue from contract with customers	7,447	5,200	16,739	11,640
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	4,761	3,460		(3,561)
Regulated Services Group
Revenue
Revenue	279,458	281,607	675,518	692,631
Fuel, power and water purchased	65,358	73,469	188,455	224,075
Net revenue	214,100	208,138	487,063	468,556
Operating expenses	105,067	102,021	213,434	203,996
Administrative expenses	9,198	6,546	18,685	11,979
Depreciation and amortization	52,629	47,034	105,639	95,451
Gain (loss) on foreign exchange	0	0	0	0
Operating income	47,206	52,537	149,305	157,130
Interest expense	(24,097)	(26,057)	(48,937)	(51,149)
Income from long-term investments	2,962	1,854	5,610	3,111
Other	(19,695)	(8,796)	(24,692)	(10,756)
Earnings before income taxes	6,376	19,538	81,286	98,336
Property, plant and equipment	4,695,303		4,695,303		4,754,373
Investments carried at fair value	26,650		26,650		27,072
Equity-method investees	43,152		43,152		29,827
Total assets	6,896,472		6,896,472		6,816,063
Capital expenditures	157,641	104,758	297,273	202,173
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers			7,730
Renewable Energy Group
Revenue
Revenue	64,180	61,971	133,021	128,172
Fuel, power and water purchased	2,741	2,658	6,745	9,579
Net revenue	61,439	59,313	126,276	118,593
Operating expenses	16,395	18,166	35,924	36,304
Administrative expenses	8,052	7,335	14,258	14,889
Depreciation and amortization	22,803	22,536	48,431	44,921
Gain (loss) on foreign exchange	0	0	0	0
Operating income	14,189	11,276	27,663	22,479
Interest expense	(13,618)	(16,237)	(28,097)	(32,444)
Income from long-term investments	22,551	37,050	46,345	60,547
Other	(883)	77	(49)	(73)
Earnings before income taxes	22,239	32,166	45,862	50,509
Property, plant and equipment	2,412,441		2,412,441		2,444,382
Investments carried at fair value	1,390,874		1,390,874		1,267,075
Equity-method investees	76,646		76,646		53,670
Total assets	4,167,458		4,167,458		4,014,067
Capital expenditures	28,766	906	45,036	10,877
Corporate
Revenue
Revenue	0	0	0	0
Fuel, power and water purchased	0	0	0	0
Net revenue	0	0	0	0
Operating expenses	0	0	0	0
Administrative expenses	2,111	(357)	2,090	(226)
Depreciation and amortization	235	243	477	488
Gain (loss) on foreign exchange	(24)	1,467	(4,694)	934
Operating income	(2,322)	(1,353)	2,127	(1,196)
Interest expense	(7,103)	(3,546)	(14,032)	(4,868)
Income from long-term investments	309,296	121,758	120,193	116,476
Other	(8,590)	(422)	(8,616)	(2,365)
Earnings before income taxes	291,281	116,437	99,672	108,047
Property, plant and equipment	35,119		35,119		32,909
Investments carried at fair value	0		0		0
Equity-method investees	0		0		0
Total assets	124,098		124,098		$ 81,340
Capital expenditures	$ 0	$ 0	$ 0	$ 0